Other payables - DSU's & PSU's (Details)		12 Months Ended
	Aug. 05, 2021	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	May 06, 2021
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding value		$ 205,337
Minimum percentage of annual retainer to be received in share units plan					50.00%
Period for settlement from elected redemption date		10 days
Number of share units granted		48,491	0	0
Expenses recognized during the period		$ 205,337
Deferred Share Units | Corporate, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses recognized during the period		205,337	$ 0	$ 0
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding value		97,853
Number of share units granted	38,647
Expenses recognized during the period		$ 97,853	$ 0
Number of units expected to be vested on vesting date | shares		23,188
Restricted Shares Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of RSU | shares			0